SIGNIFICANT ACCOUNTING POLICIES: Research and Development Expenses Policy (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Research and Development Expenses Policy

Research and Development Expenses

(i)            Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in income or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically, and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. No development costs have been capitalized to date.

Research and development expenses include all direct and indirect operating expenses supporting the products in development.

(ii)           Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in income or loss as incurred.

(iii)         Clinical trial expenses

Clinical trial expenses are a component of the Company’s research and development costs. These expenses include fees paid to contract research organizations, clinical sites, and other organizations who conduct development activities on the Company’s behalf. The amount of clinical trial expenses recognized in a period related to clinical agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates incorporate factors such as patient enrolment, services provided, contractual terms, and prior experience with similar contracts.